Related Party Transactions (Details) - Affiliated Entity - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leonardo S.p.A.
Related Party Transaction [Line Items]
Revenue from related parties		$ 51	$ 2	$ 54	$ 4	$ 11	$ 26	$ 16
Related parties amount in cost of sales		7	$ 5	18	$ 6
Receivables		17		17		2	5
Payables		9		9		$ 1	$ 8
Unbilled receivable from related party		$ 36		$ 36
US Holdings | Minimum | Surplus Agreement Receivable
Related Party Transaction [Line Items]
Variable rate spread	0.05%					0.05%
US Holdings | Maximum | Surplus Agreement Receivable
Related Party Transaction [Line Items]
Variable rate spread	0.20%					0.20%